Indemnification Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Indemnification Liability
Schedule of Outstanding Amounts
	December 31, 2024	December 31, 2023
Secured term loans	$-	$55,215,013
Unsecured loans and lines of credit	-	431,640
Total loans funded by PCCU	$-	$55,646,653

Schedule of Indemnity Liability

The indemnity liability activity are as follows:

	Year ended December 31,
	2024	2023
Beginning balance	$1,382,408	$499,465
Cumulative effect from adoption of CECL	-	566,341
Charge-offs	-	-
Recoveries	-	-
(Benefit) expense	(1,382,408)	316,602
Ending balance	$-	$1,382,408

Schedule of Indemnified Loans Risk Rating

The carrying value, excluding the CECL Reserve, of the Company’s indemnified loans held at carrying value within each risk rating is as follows:

Risk rating	December 31, 2024	December 31, 2023
3	$-	$10,100,000
4	-	3,431,640
5	-	28,115,013
6	-	10,900,000
7	-	3,100,000
Grand total	$-	$55,646,653

Schedule of Provision for Loan Losses

The provision for loan losses (benefit) consists of the following activity for the three months ended June 30, 2025 and June 30, 2024:

	Three Months Ended June 30, 2025			Three Months Ended June 30, 2024
	Commercial real estate loans	Indemnity liability	Total	Commercial real estate loans	Indemnity liability	Total
Credit loss (benefit)	$-	$-	$-	$(248)	$(97,000)	$(97,248)

The provision for loan losses (benefit) consists of the following activity for the six months ended June 30, 2025 and June 30, 2024:

	Six Months Ended June 30, 2025			Six Months Ended June 30, 2024
	Commercial real estate loans	Indemnity liability	Total	Commercial real estate loans	Indemnity liability	Total
Credit loss (benefit)	$-	$-	$-	$(1,890)	$(164,145)	$(166,035)

The provision for credit losses (benefit) on the statements of operations consists of the following activity for the years ended December 31, 2024 and December 31, 2023:

	December 31, 2024			December 31, 2023
	Commercial real estate loans	Indemnity liability	Total	Commercial real estate loans	Indemnity liability	Total
Credit loss (benefit)	$(10,723)	$(1,382,408)	$(1,393,131)	$(25,745)	$316,602	$290,857